Dividends paid and proposed - Schedule of Gross Dividends Declared and Paid (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Gross Dividends Declared And Paid [Line Items]
Dividends paid, other shares	€ 224	€ 335	€ 223
Class A Shares [Member]
Disclosure Of Gross Dividends Declared And Paid [Line Items]
Dividends paid, other shares	93	186	186
Interim dividend paid	93	93	0
Class B Shares [Member]
Disclosure Of Gross Dividends Declared And Paid [Line Items]
Dividends paid, other shares	19	37	37
Interim dividend paid	€ 19	€ 19	€ 0